Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Non-capital losses	$ 6,800,000	$ 2,000,000
Income tax expiration date description	Expire between 2038 and 2039
Net operating losses	$ 91,550